Recent Litigation	12 Months Ended
Dec. 31, 2019
Recent Litigation
Recent Litigation

(18)Recent Litigation

In the ordinary course of business, the Corporation and its subsidiaries are routinely defendants in or parties to pending and threatened legal actions and proceedings, including actions brought on behalf of various classes of claimants. These actions and proceedings are generally based on alleged violations of banking, employment, contract and other laws. In some of these actions and proceedings, claims for substantial monetary damages are asserted against the Corporation and its subsidiaries.  In the ordinary course of business, the Corporation and its subsidiaries are also subject to regulatory and governmental examinations, information gathering requests, inquiries, investigations, and threatened legal actions and proceedings.  In connection with formal and informal inquiries by federal, state, and local agencies, the Corporation and its subsidiaries receive numerous requests, subpoenas and orders for documents, testimony and information in connection with various aspects of their activities.

On November 21, 2017, three former employees of the mortgage-banking division of the Bank filed suit in the United States District Court for the Eastern District of Pennsylvania, Juan Jordan et al. v. Meridian Bank, Thomas Campbell and Christopher Annas, against the Bank purporting to be a class and collective action seeking unpaid and overtime wages under the Fair Labor Standards Act of 1938, the New Jersey Wage and Hour Law, and the Pennsylvania Minimum Wage Act of 1968 on behalf of similarly situated plaintiffs. In September 2019, plaintiffs’ counsel and the Bank agreed to move forward with non-binding mediation.  Although the Bank believes it had strong and meritorious defenses, given the expense and inconvenience of  litigation, on July 24, 2019 through mediation, the Bank reached an agreement in principle with the plaintiffs to settle this litigation for $990 thousand in total. The Bank had a litigation reserve of $990 thousand at December 31, 2019.  The parties submitted a negotiated settlement agreement to the court, and received final court approval on December 19, 2019. On February 29, 2020 the Bank made a payment, which included additional minor expenses, of $1.0 million in final settlement of this matter.